Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounts Payable And Accrued Liabilities [line items]
Trade payables	$ 24,171	$ 21,861
Accrued liabilities	19,514	19,140
Accounts payable and accrued liabilities	$ 43,685	$ 41,001